Property, equipment and leasehold improvement, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, equipment and leasehold improvement, net
Schedule of property, equipment and leasehold improvement, net

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	32,539	65,811
Machinery and equipment	57,329	129,387
Furniture and office equipment	5,657	7,332
Electronic equipment	125	2,224
Transportation equipment	871	871
Total property, equipment and leasehold improvement	96,521	205,625
Less: accumulated depreciation	(22,021)	(62,470)
Property, equipment and leasehold improvement, net	74,500	143,155